Loss Per Share - Shares excluded from computation (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	1,536,634,485	584,359,135
Share options
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	379,811,585	123,449,035
Warrants Equity Classified
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	1,135,347,500	460,910,100
Restricted stock units
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	21,475,400